GOODWILL AND INTANGIBLE ASSETS (10K) - Summary of intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 11,703		$ 11,703	$ 7,663	$ 7,663	$ 7,663
Goodwill, Additions / Adjustments					4,040
Goodwill, Amortization
Goodwill, Ending Balance	11,492		11,492		$ 11,703	$ 7,663	$ 7,663
Goodwill, Amortization Period					Indefinite	Indefinite
Finite-lived Intangible Assets [Roll Forward]
Beginning Balance			798
Additions / Adjustments					$ 453
Amortization	45	$ 44	132	44	87		22
Ending Balance					798
Intangible Assets, Net (Including Goodwill) [Abstract]
Intangible Assets, Beginning Balance			12,501	8,095	8,095	8,095
Intangible Assets, Additions					4,493
Intangible Assets, Amortization					(87)
Intangible Assets, Ending Balance					12,501	8,095	8,095
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total Intangible Assets			798	432	432	432
Additions / Adjustments					453
Amortization	(45)	$ (44)	(132)	(44)	(87)		(22)
Total Intangible Assets	666		666		798	432	432
Trademarks
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite Intangible Assets, Beginning Balance				432	432	432
Additions / Adjustments					(432)
Amortization
Indefinite Intangible Assets, Ending Balance						$ 432	$ 432
Amortization Period					Indefinite	Indefinite
Non-compete agreements
Finite-lived Intangible Assets [Roll Forward]
Beginning Balance			1
Additions / Adjustments					2
Amortization			$ 1		(1)
Ending Balance					$ 1
Amortization Period			2 years		2 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total Intangible Assets			$ 1
Additions / Adjustments					$ 2
Amortization			$ (1)		1
Total Intangible Assets					$ 1
Amortization Period			2 years		2 years
Brand
Finite-lived Intangible Assets [Roll Forward]
Beginning Balance			$ 79
Additions / Adjustments					95
Amortization			$ 24		(16)
Ending Balance					$ 79
Amortization Period			3 years		3 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total Intangible Assets			$ 79
Additions / Adjustments					$ 95
Amortization			(24)		16
Total Intangible Assets	55		$ 55		$ 79
Amortization Period			3 years		3 years
Developed Technology
Finite-lived Intangible Assets [Roll Forward]
Beginning Balance			$ 576
Additions / Adjustments					639
Amortization			$ 96		(63)
Ending Balance					$ 576
Amortization Period			5 years		5 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total Intangible Assets			$ 576
Additions / Adjustments					$ 639
Amortization			(96)		63
Total Intangible Assets	480		$ 480		$ 576
Amortization Period			5 years		5 years
Customer relationships
Finite-lived Intangible Assets [Roll Forward]
Beginning Balance			$ 142
Additions / Adjustments					149
Amortization			$ 11		(7)
Ending Balance					$ 142
Amortization Period			10 years		10 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total Intangible Assets			$ 142
Additions / Adjustments					$ 149
Amortization			(11)		7
Total Intangible Assets	$ 131		$ 131		$ 142
Amortization Period			10 years		10 years